Segment and Geographical Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Area

Revenue by geographic area is designated based upon the billing location of the customer as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025

United States	$2,112	$2,267	$4,451	$4,507
Isreal	9	8	18	17
Total revenue	$2,121	$2,275	$4,469	$4,524

Revenue by geographic area is designated based upon the billing location of the customer as follows (in thousands):

	Years Ended December 31,
	2025	2024
United States	$9,924	$9,736
Isreal	34	—
France	14	—
Total property and equipment	$9,972	$9,736

Schedule of Property and Equipment by Geographic Area	Property and equipment by geographic areas was as follows (in thousands):
	June 30,	December 31,
	2026	2025
United States	$21	$18
Israel	68	68
France	4	—
Total property and equipment	$93	$86
Property and equipment by geographic areas was as follows (in thousands):
	Years Ended December 31,
	2025	2024
United States	$18	$29
Isreal	68	76
Total property and equipment	$86	$105